UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC BETA ETFs
SEMIANNUAL REPORT
September 30, 2023 (Unaudited)
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

Thematic Beta ETFs | Semiannual Report 2023
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Columbia Emerging Markets Consumer ETF
Fund at a Glance 5
Columbia India Consumer ETF
Fund at a Glance 7
Understanding Your Fund’s Expenses 9
Portfolio of Investments 10
Statement of Assets and Liabilities 22
Statement of Operations 23
Statement of Changes in Net Assets 24
Financial Highlights 26
Notes to Financial Statements 29
Approval of Investment Management Services Agreement 40
Additional Information 43

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 09/02/15 1.37 19.76 3.48 7.08
Net Asset Value 09/02/15 1.48 18.74 3.41 7.09
Beta Thematic Emerging Markets
ex-China Index 2.77 20.80 3.78 6.83
MSCI Emerging Markets Index (Net) -2.05 11.70 0.55 4.66

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Semiannual Report 2023
Country breakdown (%) (at September 30, 2023 )
Brazil 7.6
Chile 0.6
China 0.1
Colombia 0.1
Czech Republic 0.1
Egypt 0.1
Greece 0.1
Hungary 0.4
India 11.8
Indonesia 3.6
Kuwait 1.2
Malaysia 2.1
Mexico 4.2
Philippines 1.4
Poland 0.9
Qatar 1.1
Russia 0.0
(a)
Saudi Arabia 9.2
South Africa 4.4
South Korea 15.2
Taiwan 24.0
Thailand 3.4
Turkey 1.1
United Arab Emirates 5.9
United States
(b)
1.4
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2023)
Communication Services 5.3
Consumer Discretionary 4.5
Consumer Staples 6.0
Energy 7.0
Financials 26.6
Health Care 1.7
Industrials 9.6
Information Technology 26.6
Materials 9.0
Real Estate 1.1
Utilities 2.6
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans™ Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 09/14/10 -2.10 6.74 -0.83 -1.88
Net Asset Value 09/14/10 -1.46 6.52 -0.78 -1.78
Dow Jones Emerging Markets
Consumer Titans™ Index -2.19 5.96 -0.26 -1.03
MSCI Emerging Markets Index (Net) -2.05 11.70 0.55 2.07

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
6 Thematic Beta ETFs | Semiannual Report 2023
Country breakdown (%) (at September 30, 2023 )
Brazil 7.8
China 27.7
Greece 0.7
India 25.5
Indonesia 3.0
Kuwait 1.2
Mexico 3.5
Russia 0.0
(a)
Saudi Arabia 5.4
South Africa 4.1
Taiwan 15.3
Thailand 2.9
United Arab Emirates 2.4
United States
(b)
0.5
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at September 30, 2023)
Communication Services 35.2
Consumer Discretionary 32.8
Consumer Staples 32.0
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended September 30, 2023)
Inception
6 Months
cumulative 1 Year 5 Years 10 Years
Market Price 08/10/11 19.19 13.97 8.89 11.73
Net Asset Value 08/10/11 19.94 13.10 8.91 11.81
Indxx India Consumer Index 23.36 16.81 11.16 13.81
MSCI India Index (Net) 15.28 10.10 9.84 9.75
Portfolio breakdown (%) (at September 30, 2023 )
Common Stocks 99.7
Money Market Funds 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2023 )
Consumer Discretionary   57.4
Consumer Staples   42.6
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Semiannual Report 2023
Equity sub-industry breakdown (%) (at September 30, 2023 )
Consumer Discretionary
Apparel Retail   3.4
Apparel, Accessories & Luxury Goods   7.0
Automobile Manufacturers   15.7
Automotive Parts & Equipment   7.7
Hotels, Resorts & Cruise Lines   2.9
Motorcycle Manufacturers   15.0
Other Specialty Retail   1.3
Restaurants   4.4
Total 57.4
Consumer Staples
Distillers & Vintners   2.4
Food Retail   4.3
Packaged Foods & Meats   16.5
Personal Care Products   11.1
Soft Drinks & Non-alcoholic Beverages   3.7
Tobacco   4.6
Total 42.6
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 9
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended September 30, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
April 1, 2023 — September 30, 2023
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 1,014.80 1,024.20 0.81 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 985.40 1,022.55 2.43 2.48 0.49
Columbia India Consumer ETF 1,000.00 1,000.00 1,199.40 1,021.25 4.12 3.79 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
10 Thematic Beta ETFs | Semiannual Report 2023
Common Stocks - 96.0%
Issuer Shares Value ($)
Brazil - 5.0%
3R PETROLEUM OLEO E GAS SA
(a)
49,179 310,292
Ambev SA 368,168 964,334
B3 SA - Brasil Bolsa Balcao 677,103 1,662,590
Banco BTG Pactual SA 412,681 2,561,735
Banco do Brasil SA 184,116 1,735,514
Banco Santander Brasil SA 428,931 2,232,409
Caixa Seguridade Participacoes S/A 229,080 510,775
Cia Siderurgica Nacional SA 167,386 405,991
Embraer SA
(a)
187,536 645,203
Hapvida Participacoes e Investimentos
SA
(a),(b)
661,984 621,618
Localiza Rent a Car SA 71,630 838,059
Lojas Renner SA 135,152 361,831
Magazine Luiza SA
(a)
442,473 187,414
PRIO SA
(a)
90,466 850,220
Rede D'Or Sao Luiz SA
(b)
57,960 294,247
Suzano SA 107,911 1,170,265
TOTVS SA 108,346 584,460
Vale SA 384,186 5,187,263
WEG SA 205,760 1,491,032
Total 22,615,252
Chile - 0.4%
Empresas Copec SA 193,730 1,366,205
Latam Airlines Group SA
(a)
40,544,449 365,801
Total 1,732,006
China - 0.1%
Silergy Corp. 47,496 448,027
Colombia - 0.1%
Interconexion Electrica SA ESP 73,936 272,648
Czech Republic - 0.1%
CEZ AS 10,901 464,397
Egypt - 0.1%
Commercial International Bank Egypt SAE 267,037 518,518
Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA 18,583 471,014
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 36,291 276,454
OTP Bank Nyrt 32,621 1,182,897
Richter Gedeon Nyrt 21,116 513,253
Total 1,972,604
India - 11.9%
Adani Enterprises Ltd. 14,986 435,623
Adani Green Energy Ltd.
(a)
12,294 146,144
Adani Ports & Special Economic Zone Ltd. 144,353 1,434,382
Adani Power Ltd.
(a)
97,355 442,511
Bandhan Bank Ltd.
(b)
90,458 274,071
Coal India Ltd. 260,764 926,979
HDFC Bank Ltd. ADR 160,666 9,480,901
HDFC Life Insurance Co. Ltd.
(b)
91,461 702,027
Hindalco Industries Ltd. 151,149 896,706
ICICI Bank Ltd. ADR 459,813 10,630,877
IDBI Bank Ltd. 942,940 803,372
Infosys Ltd. ADR 447,385 7,654,757
ITC Ltd. 871,974 4,666,419
NTPC Ltd. 484,894 1,433,814
Oil & Natural Gas Corp. Ltd. 402,388 929,636
Power Grid Corp of India Ltd. 394,336 948,548
State Bank of India GDR 49,498 3,573,756
Tata Motors Ltd. 397,862 3,019,374
Tata Power Co. Ltd. (The) 215,891 681,929
Common Stocks (continued)
Issuer Shares Value ($)
Tata Steel Ltd. 950,606 1,475,569
Vedanta Ltd. 313,271 839,564
Wipro Ltd. 198,732 971,748
Zee Entertainment Enterprises Ltd.
(a)
169,007 538,417
Zomato Ltd.
(a)
507,124 619,850
Total 53,526,974
Indonesia - 3.6%
PT Adaro Energy Indonesia Tbk 2,102,808 387,771
PT Astra International Tbk 4,194,651 1,689,531
PT Bank Central Asia Tbk 9,602,551 5,483,178
PT Bank Mandiri Persero Tbk 9,390,097 3,660,649
PT Bank Rakyat Indonesia Persero Tbk 3,043,470 1,028,931
PT Bayan Resources Tbk 693,004 846,357
PT GoTo Gojek Tokopedia Tbk
(a)
551,257
PT Merdeka Copper Gold Tbk
(a)
1,372,745 255,808
PT Telkom Indonesia Persero Tbk 9,182,141 2,227,954
Total 16,131,436
Kuwait - 1.2%
Agility Public Warehousing Co KSC
(a)
310,632 560,856
Al Ahli Bank of Kuwait KSCP 371,964 293,672
Boubyan Bank KSCP 321,054 627,460
Boubyan Petrochemicals Co KSCP 143,874 322,617
Commercial Bank of Kuwait KPSC 176,419 391,027
Gulf Bank KSCP 680,314 578,944
Kuwait Finance House KSCP 551,698 1,308,509
Mabanee Co KPSC 96,472 257,529
National Bank of Kuwait SAKP 307,815 902,380
National Industries Group Holding SAK 510,030 330,063
Total 5,573,057
Malaysia - 2.1%
CIMB Group Holdings Bhd 233,440 269,971
Dialog Group Bhd 2,045,017 923,366
Genting Malaysia Bhd 689,875 367,326
IHH Healthcare Bhd 1,718,424 2,141,053
Inari Amertron Bhd 952,561 588,345
Malayan Banking Bhd 460,140 861,430
Public Bank Bhd 331,414 286,575
Tenaga Nasional Bhd 1,807,099 3,844,933
Top Glove Corp. Bhd
(a)
1,146,800 189,291
Total 9,472,290
Mexico - 4.2%
America Movil SAB de CV Series B 936,176 812,895
Arca Continental SAB de CV 86,466 787,516
Cemex SAB de CV Series CPO
(a)
2,303,028 1,506,771
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
243,308 165,906
Fomento Economico Mexicano SAB de CV
Series UBD 193,058 2,114,379
Grupo Aeroportuario del Centro Norte SAB
de CV 62,375 678,862
Grupo Aeroportuario del Pacifico SAB de CV
Class B 52,834 870,833
Grupo Aeroportuario del Sureste SAB de CV
Class B 25,061 615,129
Grupo Bimbo SAB de CV Series A 424,946 2,054,490
Grupo Financiero Banorte SAB de CV Class
O 338,235 2,843,716
Grupo Mexico SAB de CV Series B 443,885 2,106,976
Grupo Televisa SAB Series CPO 505,979 308,330
Prologis Property Mexico SA de CV 196,684 678,494

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 11
Common Stocks (continued)
Issuer Shares Value ($)
Wal-Mart de Mexico SAB de CV 936,267 3,534,201
Total 19,078,498
Philippines - 1.4%
ACEN Corp. 3,065,014 266,000
Ayala Corp. 92,185 1,016,746
Ayala Land, Inc. 927,643 482,874
JG Summit Holdings, Inc. 463,727 312,288
Manila Electric Co. 217,377 1,413,934
SM Investments Corp. 148,592 2,215,380
SM Prime Holdings, Inc. 790,026 423,109
Total 6,130,331
Poland - 0.9%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
245,163 1,950,049
Powszechny Zaklad Ubezpieczen SA 239,363 2,268,576
Total 4,218,625
Qatar - 1.1%
Commercial Bank PSQC (The) 299,982 445,028
Masraf Al Rayan QSC 551,290 337,589
Qatar Fuel QSC 137,580 623,646
Qatar Gas Transport Co., Ltd. 557,567 569,821
Qatar Insurance Co. SAQ
(a)
573,601 420,746
Qatar Islamic Bank SAQ 167,437 853,745
Qatar National Bank QPSC 373,583 1,580,543
Total 4,831,118
Russia - 0.0%
Gazprom PJSC
(c),(d),(e),(f)
251,024 0
LUKOIL PJSC
(c),(d),(e)
14,277 0
MMC Norilsk Nickel PJSC ADR
(a),(c),(d),(e)
19,108 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Saudi Arabia - 9.2%
Advanced Petrochemical Co. 28,317 302,767
Al Hammadi Holding 17,280 240,048
Al Rajhi Bank 364,547 6,599,939
Alinma Bank 181,935 1,620,240
Almarai Co. JSC 36,623 621,052
Arab National Bank 80,027 512,111
Bank AlBilad 58,806 663,252
Bank Al- Jazira
(a)
103,720 464,610
Banque Saudi Fransi 112,911 1,098,869
Co. for Cooperative Insurance (The) 15,868 533,101
Dar Al Arkan Real Estate Development Co.
(a)
129,058 542,323
Emaar Economic City
(a)
175,983 375,385
Etihad Etisalat Co. 60,327 716,599
Mobile Telecommunications Co. Saudi
Arabia 147,098 516,154
National Industrialization Co.
(a)
107,616 364,416
Rabigh Refining & Petrochemical Co.
(a)
191,504 553,508
Riyad Bank 136,507 1,010,031
SABIC Agri -Nutrients Co. 16,791 595,449
Sahara International Petrochemical Co. 59,696 601,664
Saudi Airlines Catering Co. 12,251 336,454
Saudi Arabian Mining Co.
(a)
98,804 1,063,003
Saudi Arabian Oil Co.
(b)
1,359,064 12,683,075
Saudi Awwal Bank 135,017 1,242,007
Saudi Basic Industries Corp. 57,901 1,273,669
Saudi Industrial Investment Group 79,666 504,703
Saudi Investment Bank (The) 110,517 465,589
Saudi Kayan Petrochemical Co.
(a)
94,053 313,472
Saudi National Bank (The) 361,259 3,159,433
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Telecom Co. 159,693 1,600,996
Savola Group (The) 35,957 345,625
Seera Group Holding
(a)
54,244 366,645
United International Transportation Co. 25,969 477,080
Total 41,763,269
South Africa - 4.4%
Absa Group Ltd. 48,832 453,162
Anglo American Platinum Ltd. 12,198 457,090
Bid Corp. Ltd. 76,856 1,722,584
Bidvest Group Ltd. (The) 130,235 1,885,702
Capitec Bank Holdings Ltd. 9,903 902,195
FirstRand Ltd. 857,404 2,906,346
Gold Fields Ltd. 113,141 1,233,000
Harmony Gold Mining Co. Ltd. 106,585 401,800
Impala Platinum Holdings Ltd. 110,543 580,076
Mr Price Group Ltd. 38,946 287,246
MTN Group Ltd. 226,043 1,354,022
Naspers Ltd. Class N 22,193 3,564,128
Sasol Ltd. 67,966 941,669
Shoprite Holdings Ltd. 122,101 1,554,439
Sibanye Stillwater Ltd. 421,080 653,321
Standard Bank Group Ltd. 82,854 807,984
Total 19,704,764
South Korea - 15.3%
Celltrion Healthcare Co. Ltd. 12,762 595,825
Celltrion , Inc. 18,428 1,900,976
CosmoAM&T Co. Ltd.
(a)
1,046 115,809
DB HiTek Co. Ltd. 9,656 349,202
Doosan Enerbility Co. Ltd.
(a)
52,489 639,095
Ecopro BM Co. Ltd. 3,894 730,089
Ecopro Co. Ltd. 1,358 906,742
Hana Financial Group, Inc. 54,078 1,701,209
HLB, Inc.
(a)
15,538 345,442
HMM Co. Ltd. 58,412 703,853
HYBE Co. Ltd.
(a)
3,298 581,684
Hyundai Motor Co. 19,113 2,706,754
Kakao Corp. 47,873 1,559,225
KakaoBank Corp. 33,014 571,274
KB Financial Group, Inc. 60,040 2,460,510
Kia Corp. 37,978 2,290,951
L&F Co. Ltd. 2,590 332,819
LG Chem Ltd. 5,311 1,954,136
LG Electronics, Inc. 18,112 1,354,306
LG Energy Solution Ltd.
(a)
3,334 1,177,302
LG Innotek Co. Ltd. 1,314 238,086
NAVER Corp. 20,783 3,103,435
POSCO Future M Co. Ltd. 1,980 527,501
POSCO Holdings, Inc. 8,620 3,417,593
Samsung Electro-Mechanics Co. Ltd. 14,233 1,449,247
Samsung Electronics Co. Ltd. 510,087 25,855,900
Samsung Engineering Co. Ltd.
(a)
26,746 599,575
Samsung SDI Co. Ltd. 6,526 2,476,146
Shinhan Financial Group Co. Ltd. 74,644 1,969,265
SK Hynix, Inc. 55,437 4,712,186
SK Innovation Co. Ltd.
(a)
6,231 687,100
SK Telecom Co. Ltd. 11,878 457,726
Woori Financial Group, Inc. 41,907 380,747
Total 68,851,710
Taiwan - 24.0%
Accton Technology Corp. 50,110 765,299
Acer, Inc. 573,556 644,974

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
12 Thematic Beta ETFs | Semiannual Report 2023
Common Stocks (continued)
Issuer Shares Value ($)
Advantech Co. Ltd. 52,505 561,151
Alchip Technologies Ltd. 11,912 992,651
ASE Technology Holding Co. Ltd. 278,315 944,084
Asia Vital Components Co. Ltd. 106,029 1,120,054
Asustek Computer, Inc. 54,471 619,286
AUO Corp.
(a)
1,080,920 549,158
Catcher Technology Co. Ltd. 252,245 1,426,084
Cathay Financial Holding Co. Ltd.
(a)
326,216 450,207
Chailease Holding Co. Ltd. 104,350 585,101
Chang Hwa Commercial Bank Ltd. 3,548,133 1,896,045
China Airlines Ltd. 336,753 221,160
China Development Financial Holding
Corp.
(a)
839,590 306,909
China Steel Corp. 2,116,808 1,655,780
Chipbond Technology Corp. 1,055,056 2,229,049
Chunghwa Telecom Co. Ltd. 904,276 3,249,516
CTBC Financial Holding Co. Ltd. 3,473,650 2,636,403
Delta Electronics, Inc. 187,831 1,888,173
E Ink Holdings, Inc. 79,161 440,185
E.Sun Financial Holding Co. Ltd. 895,624 672,817
eMemory Technology, Inc. 10,539 657,861
Eva Airways Corp. 628,375 579,116
Evergreen Marine Corp. Taiwan Ltd. 29,000 104,211
Far Eastern New Century Corp. 2,745,235 2,444,990
Far EasTone Telecommunications Co. Ltd. 880,402 1,982,783
Faraday Technology Corp. 45,524 431,540
Formosa Chemicals & Fibre Corp. 517,866 986,625
Formosa Petrochemical Corp. 506,902 1,265,665
Formosa Plastics Corp. 913,189 2,257,477
Fubon Financial Holding Co. Ltd. 424,931 799,037
Gigabyte Technology Co. Ltd. 103,988 906,821
Global Unichip Corp. 4,004 169,311
Hon Hai Precision Industry Co. Ltd. 1,542,063 4,968,156
Innolux Corp.
(a)
1,193,219 486,078
Largan Precision Co. Ltd. 18,157 1,200,886
Lite-On Technology Corp. 262,271 987,157
Makalot Industrial Co. Ltd. 125,384 1,305,092
MediaTek , Inc. 177,633 4,044,555
Mega Financial Holding Co. Ltd. 544,040 635,378
Nan Ya Plastics Corp. 1,470,415 3,033,709
Novatek Microelectronics Corp. 69,659 912,804
PharmaEssentia Corp.
(a)
21,831 227,234
President Chain Store Corp. 181,249 1,473,889
Quanta Computer, Inc. 129,159 958,274
Taiwan Business Bank 5,241,734 2,143,427
Taiwan Mobile Co. Ltd. 853,740 2,501,938
Taiwan Semiconductor Manufacturing Co.
Ltd. 2,457,858 39,821,556
Unimicron Technology Corp. 152,860 821,586
Uni -President Enterprises Corp. 1,136,187 2,467,332
United Microelectronics Corp. 1,443,422 2,021,117
Walsin Lihwa Corp. 321,515 366,529
Wan Hai Lines Ltd. 114,202 170,876
Wistron Corp. 137,379 431,963
Wiwynn Corp. 13,188 610,773
Yang Ming Marine Transport Corp. 269,183 379,002
Total 108,408,834
Thailand - 3.4%
Bangkok Expressway & Metro PCL NVDR 1,978,857 451,068
BTS Group Holdings PCL NVDR 9,035,487 1,861,068
Bumrungrad Hospital PCL NVDR 96,329 708,992
Central Retail Corp PCL NVDR 434,738 462,646
Common Stocks (continued)
Issuer Shares Value ($)
Charoen Pokphand Foods PCL NVDR 657,771 373,934
CP ALL PCL NVDR 1,287,298 2,138,868
Delta Electronics Thailand PCL NVDR 559,200 1,270,822
Energy Absolute PCL NVDR 165,935 232,411
Gulf Energy Development PCL NVDR 692,900 865,828
Home Product Center PCL NVDR 4,883,713 1,676,523
Kasikornbank PCL NVDR 98,384 340,443
Krung Thai Bank PCL NVDR 858,836 448,140
Minor International PCL NVDR 460,091 394,860
SCB X PCL 590,089 1,661,081
Siam Cement PCL (The) 132,401 1,094,479
Thai Oil PCL NVDR 196,908 273,089
Thai Union Group PCL NVDR 3,200,829 1,274,618
Total 15,528,870
Turkey - 1.1%
BIM Birlesik Magazalar AS 49,102 492,005
Eregli Demir ve Celik Fabrikalari TAS
(a)
299,321 486,076
Sasa Polyester Sanayi AS
(a)
116,820 209,564
Turk Hava Yollari AO
(a)
170,307 1,506,455
Turkiye Petrol Rafinerileri AS 396,360 2,298,787
Total 4,992,887
United Arab Emirates - 5.9%
Abu Dhabi Commercial Bank PJSC 331,127 779,801
Abu Dhabi Islamic Bank PJSC 279,522 856,895
Abu Dhabi National Energy Co. PJSC 220,108 209,738
Abu Dhabi National Hotels 169,360 461,088
Abu Dhabi Ports Co. PJSC
(a)
555,945 976,258
ADNOC Drilling Co. PJSC 245,970 269,204
Adnoc Gas PLC
(a)
986,920 935,049
Aldar Properties PJSC 430,102 674,477
Alpha Dhabi Holding PJSC
(a)
176,539 962,228
Commercial Bank of Dubai PSC 301,034 389,298
Dana Gas PJSC 2,435,864 584,255
Dubai Electricity & Water Authority PJSC 352,517 245,693
Dubai Investments PJSC 458,321 308,205
Dubai Islamic Bank PJSC 524,980 836,126
Emaar Development PJSC 110,332 210,268
Emaar Properties PJSC 590,335 1,292,194
Emirates Integrated Telecommunications
Co. PJSC 217,039 316,129
Emirates NBD Bank PJSC 233,379 1,130,980
Emirates Telecommunications Group Co.
PJSC 373,354 2,077,662
First Abu Dhabi Bank PJSC 662,877 2,454,398
International Holding Co. PJSC
(a)
85,531 9,328,411
Multiply Group PJSC
(a)
530,858 578,111
National Marine Dredging Co.
(a)
38,430 241,061
Q Holding PJSC
(a)
491,568 484,468
Total 26,601,997
Total Common Stocks
(Cost: $442,917,073) 433,309,126
Preferred Stocks - 2.9%
Issuer Shares Value ($)
Brazil - 2.7%
Banco Bradesco SA Preference Shares 702,805 2,007,934
Gerdau SA Preference Shares 165,712 798,895
Itau Unibanco Holding SA Preference Shares 651,764 3,543,215
Itausa SA Preference Shares 1,350,252 2,441,417
Petroleo Brasileiro SA Preference Shares 460,131 3,184,476
Total 11,975,937

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 13
Preferred Stocks (continued)
Issuer Shares Value ($)
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 17,823 1,054,437
Total Preferred Stocks
(Cost: $12,665,243) 13,030,374
Rights - 0.0%
Issuer Shares Value ($)
Brazil - 0.0%
Localiza Rent a Car SA, expiring 11/07/23
(a)
525 1,678
South Korea - 0.0%
CosmoAM&T Co. Ltd., expiring 11/13/23
(a)
45 887
Total Rights
(Cost: $0) 2,565
Money Market Funds - 1.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.219%
(g)
6,251,399 6,251,399
Total Money Market Funds
(Cost: $6,251,399) 6,251,399
Total Investments in Securities
(Cost: $461,833,715) 452,593,464
Other Assets & Liabilities, Net (1,133,026)
Net Assets 451,460,438

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
14 Thematic Beta ETFs | Semiannual Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
MMC Norilsk Nickel PJSC ADR
06/19/2020-02/16/2022
19,108
569,160
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $14,575,038, which represents 3.23% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 15
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 22,615,252 – – 22,615,252
Chile 1,732,006 – – 1,732,006
China 448,027 – – 448,027
Colombia 272,648 – – 272,648
Czech Republic 464,397 – – 464,397
Egypt 518,518 – – 518,518
Greece 471,014 – – 471,014
Hungary 1,972,604 – – 1,972,604
India 53,526,974 – – 53,526,974
Indonesia 16,131,436 – – 16,131,436
Kuwait 5,573,057 – – 5,573,057
Malaysia 9,472,290 – – 9,472,290
Mexico 19,078,498 – – 19,078,498
Philippines 6,130,331 – – 6,130,331
Poland 4,218,625 – – 4,218,625
Qatar 4,831,118 – – 4,831,118
Russia – – 0
(a)
0
(a)
Saudi Arabia 41,763,269 – – 41,763,269
South Africa 19,704,764 – – 19,704,764
South Korea 68,851,710 – – 68,851,710
Taiwan 108,408,834 – – 108,408,834
Thailand 15,528,870 – – 15,528,870
Turkey 4,992,887 – – 4,992,887
United Arab Emirates 26,601,997 – – 26,601,997
Total Common Stocks 433,309,126 – 0
(a)
433,309,126
Preferred Stocks
Brazil 11,975,937 – – 11,975,937
Chile 1,054,437 – – 1,054,437
Total Preferred Stocks 13,030,374 – – 13,030,374

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Thematic Beta ETFs | Semiannual Report 2023
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Rights
Brazil 1,678 – – 1,678
South Korea – 887 – 887
Total Rights 1,678 887 – 2,565
Money Market Funds 6,251,399 – – 6,251,399
Total Investments in Securities 452,592,577 887 0
(a)
452,593,464
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 17
Common Stocks - 99.8%
Issuer Shares Value ($)
Brazil - 7.9%
Raia Drogasil SA 348,849 1,925,040
Telefonica Brasil SA 133,324 1,150,190
TIM SA 259,800 772,881
Vibra Energia SA 349,176 1,319,909
Total 5,168,020
China - 27.8%
Alibaba Group Holding Ltd.
(a)
254,907 2,786,065
ANTA Sports Products Ltd. 33,479 376,817
Baidu, Inc. Class A
(a)
62,162 1,058,806
Bilibili , Inc. Class Z
(a)
7,173 99,189
BYD Co. Ltd. Class H 23,861 737,292
China Mengniu Dairy Co. Ltd.
(a)
87,906 294,635
China Resources Beer Holdings Co. Ltd. 46,726 256,246
China Tower Corp. Ltd. Class H
(b)
1,452,542 139,100
Geely Automobile Holdings Ltd. 143,948 169,830
Great Wall Motor Co. Ltd. Class H 68,098 81,211
JD Health International, Inc.
(a),(b)
30,850 159,925
JD.com, Inc. Class A 73,716 1,083,360
Kuaishou Technology
(a),(b)
57,731 463,287
Li Auto, Inc. Class A
(a)
34,200 603,926
Li Ning Co. Ltd. 73,354 308,614
Meituan Class B
(a),(b)
146,817 2,148,308
NetEase , Inc. 54,970 1,119,495
New Oriental Education & Technology Group,
Inc.
(a)
41,400 252,147
Nongfu Spring Co. Ltd. Class H
(b)
51,446 295,597
PDD Holdings, Inc. ADR
(a)
12,486 1,224,502
Tencent Holdings Ltd. 71,763 2,805,701
Tencent Music Entertainment Group ADR
(a)
18,081 115,357
Tingyi Cayman Islands Holding Corp. 54,173 75,672
Trip.com Group Ltd.
(a)
16,050 572,171
Tsingtao Brewery Co. Ltd. Class H 16,317 133,547
Vipshop Holdings Ltd. ADR
(a)
9,617 153,968
Yum China Holdings, Inc. 12,743 710,040
Total 18,224,808
Greece - 0.7%
Hellenic Telecommunications Organization
SA 31,357 458,813
India - 25.6%
Avenue Supermarts Ltd.
(a),(b)
21,658 958,634
Bajaj Auto Ltd. 10,420 635,392
Hero MotoCorp Ltd. 20,144 741,622
Hindustan Unilever Ltd. 98,838 2,934,626
ITC Ltd. 458,137 2,451,746
Mahindra & Mahindra Ltd. GDR 147,504 2,780,450
Maruti Suzuki India Ltd. 19,180 2,450,725
Nestle India Ltd. 5,510 1,493,391
Titan Co. Ltd. 62,324 2,363,233
Total 16,809,819
Indonesia - 3.0%
PT Telkom Indonesia Persero Tbk 8,254,886 2,002,965
Kuwait - 1.2%
Mobile Telecommunications Co. KSCP 504,379 794,799
Mexico - 3.5%
Coca-Cola Femsa SAB de CV 27,703 218,040
Fomento Economico Mexicano SAB de CV
Series UBD 98,944 1,083,639
Wal-Mart de Mexico SAB de CV 264,447 998,229
Total 2,299,908
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(a),(c),(d),(e)
2 0
Magnit PJSC
(a),(c),(d),(e)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 5.4%
Almarai Co. JSC 33,898 574,841
Etihad Etisalat Co. 49,867 592,349
Saudi Telecom Co. 236,117 2,367,182
Total 3,534,372
South Africa - 4.1%
Shoprite Holdings Ltd. 124,138 1,580,372
Vodacom Group Ltd. 203,886 1,144,568
Total 2,724,940
Taiwan - 15.3%
Chunghwa Telecom Co. Ltd. 819,411 2,944,554
Far EasTone Telecommunications Co. Ltd. 500,005 1,126,078
President Chain Store Corp. 177,112 1,440,247
Taiwan Mobile Co. Ltd. 542,398 1,589,531
Uni -President Enterprises Corp. 1,363,421 2,960,791
Total 10,061,201
Thailand - 2.9%
Advanced Info Service PCL 116,103 726,989
Advanced Info Service PCL 4,579 28,672
CP ALL PCL 461,492 766,777
Thai Beverage PCL 913,828 384,974
Total 1,907,412
United Arab Emirates - 2.4%
Emirates Telecommunications Group Co.
PJSC 280,565 1,561,304
Total Common Stocks
(Cost: $69,951,537) 65,548,361
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.219%
(f)
297,824 297,824
Total Money Market Funds
(Cost: $297,824) 297,824
Total Investments in Securities
(Cost: $70,249,361) 65,846,185
Other Assets & Liabilities, Net (187,207)
Net Assets 65,658,978

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thematic Beta ETFs | Semiannual Report 2023
Security
Acquisition Dates
Shares
Cost ($)
Value ($)
Magnit PJSC GDR
9/1/2022
2
—
—
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $4,164,851, which represents 6.34% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 19
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 5,168,020 – – 5,168,020
China 18,224,808 – – 18,224,808
Greece 458,813 – – 458,813
India 16,809,819 – – 16,809,819
Indonesia 2,002,965 – – 2,002,965
Kuwait 794,799 – – 794,799
Mexico 2,299,908 – – 2,299,908
Russia – – 0
(a)
0
(a)
Saudi Arabia 3,534,372 – – 3,534,372
South Africa 2,724,940 – – 2,724,940
Taiwan 10,061,201 – – 10,061,201
Thailand 1,907,412 – – 1,907,412
United Arab Emirates 1,561,304 – – 1,561,304
Total Common Stocks 65,548,361 – 0
(a)
65,548,361
Money Market Funds 297,824 – – 297,824
Total Investments in Securities 65,846,185 – 0
(a)
65,846,185
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Thematic Beta ETFs | Semiannual Report 2023
Notes to Consolidated Portfolio of Investments
Common Stocks - 103.3%
Issuer Shares Value ($)
Consumer Discretionary - 59.3%
Apparel Retail - 3.5%
Trent Ltd. 169,133 4,236,714
Apparel, Accessories & Luxury Goods - 7.2%
Page Industries Ltd. 4,410 2,070,005
Titan Co. Ltd. 172,254 6,531,614
Total 8,601,619
Automobile Manufacturers - 16.2%
Mahindra & Mahindra Ltd. 333,570 6,243,297
Maruti Suzuki India Ltd. 47,569 6,078,131
Tata Motors Ltd. 938,831 7,124,788
Total 19,446,216
Automotive Parts & Equipment - 8.0%
Bharat Forge Ltd. 205,708 2,704,088
Bosch Ltd. 7,229 1,655,724
Samvardhana Motherson International Ltd. 1,677,643 1,939,443
Tube Investments of India Ltd. 89,542 3,222,234
Total 9,521,489
Hotels, Resorts & Cruise Lines - 3.0%
Indian Hotels Co. Ltd. 719,986 3,564,328
Motorcycle Manufacturers - 15.5%
Bajaj Auto Ltd. 99,808 6,086,105
Eicher Motors Ltd. 114,895 4,769,164
Hero MotoCorp Ltd. 113,099 4,163,857
TVS Motor Co. Ltd. 190,815 3,496,844
Total 18,515,970
Other Specialty Retail - 1.4%
FSN E-Commerce Ventures Ltd.
(a)
895,417 1,651,925
Restaurants - 4.5%
Zomato Ltd.
(a)
4,455,623 5,446,037
Total Consumer Discretionary 70,984,298
Consumer Staples - 44.0%
Distillers & Vintners - 2.5%
United Spirits Ltd.
(a)
243,806 2,957,248
Common Stocks (continued)
Issuer Shares Value ($)
Food Retail - 4.4%
Avenue Supermarts Ltd.
(a),(b)
120,639 5,339,764
Packaged Foods & Meats - 17.0%
Adani Wilmar Ltd.
(a)
137,001 556,641
Britannia Industries Ltd. 94,915 5,185,900
Marico Ltd. 457,521 3,094,446
Nestle India Ltd. 22,135 5,999,310
Tata Consumer Products Ltd. 529,549 5,591,938
Total 20,428,235
Personal Care Products - 11.5%
Dabur India Ltd. 499,926 3,320,749
Godrej Consumer Products Ltd.
(a)
310,960 3,713,190
Hindustan Unilever Ltd. 165,970 4,927,860
Procter & Gamble Hygiene & Health Care
Ltd. 8,240 1,781,382
Total 13,743,181
Soft Drinks & Non-alcoholic Beverages - 3.9%
Varun Beverages Ltd. 406,114 4,624,955
Tobacco - 4.7%
ITC Ltd. 1,054,611 5,643,811
Total Consumer Staples 52,737,194
Total Common Stocks
(Cost: $90,717,818) 123,721,492
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 5.219%
(c)
383,254 383,254
Total Money Market Funds
(Cost: $383,254) 383,254
Total Investments in Securities
(Cost: $91,101,072) 124,104,746
Other Assets & Liabilities, Net (4,346,919)
Net Assets 119,757,827
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $5,339,764, which represents 4.46% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2023.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Semiannual Report 2023 21
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 70,984,298 – – 70,984,298
Consumer Staples 52,737,194 – – 52,737,194
Total Common Stocks 123,721,492 – – 123,721,492
Money Market Funds 383,254 – – 383,254
Total Investments in Securities 124,104,746 – – 124,104,746
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Semiannual Report 2023
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $461,833,715, $70,249,361 and $91,101,072, respectively) $452,593,464 $65,846,185 $124,104,746
Cash 320,943 – 1
Foreign currency (cost $1,537,234, $928 and $68,062, respectively) 1,535,865 851 67,767
Receivable for:
Capital shares sold 3,493 – –
Dividends 1,211,795 82,925 1,662
Foreign tax reclaims 12,464 2,582 –
Reimbursement due from Investment Manager – 78 2,632
Total assets 455,678,024 65,932,621 124,176,808
Liabilities
Payable for:
Investments purchased 3,637,916 – –
Investment management fees 54,849 26,706 73,518
Foreign capital gains taxes deferred 344,622 246,937 4,345,381
Accrued expenses and other liabilities 180,199 – 82
Total liabilities 4,217,586 273,643 4,418,981
Net assets applicable to outstanding capital stock $451,460,438 $65,658,978 $119,757,827
Represented by:
Paid-in capital $465,407,545 $298,062,807 $88,962,973
Total distributable earnings (loss) (13,947,107) (232,403,829) 30,794,854
Total — representing net assets applicable to outstanding capital stock $451,460,438 $65,658,978 $119,757,827
Shares outstanding 16,500,000 3,250,000 2,250,000
Net asset value per share $27.36 $20.20 $53.23

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2023 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2023 23
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $5,591,731 $1,211,893 $715,095
Foreign taxes withheld (745,075) (151,500) (152,561)
Total income 4,846,656 1,060,393 562,534
Expenses:
Investment management fees 210,136 177,183 359,927
Mauritius taxes paid – – 2,172
Overdraft expense 4,735 976 13,928
Total expenses 214,871 178,159 376,027
Fees waived by the Investment Manager and its affiliates – (1,266) (16,100)
Total net expenses 214,871 176,893 359,927
Net Investment income 4,631,785 883,500 202,607
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (1,832,050) (5,075,245) 18,851
In-kind transactions – 947,093 –
Foreign currency translations (498,825) (42,838) (109,882)
Net realized loss (2,330,875) (4,170,990) (91,031)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (8,736,893) 2,228,221 17,407,964
Foreign capital gains tax (352,035) (130,836) (2,471,869)
Foreign currency translations (12,634) (2,821) (958)
Net change in unrealized appreciation (depreciation) (9,101,562) 2,094,564 14,935,137
Net realized and unrealized gain (loss) (11,432,437) (2,076,426) 14,844,106
Net Increase (Decrease) in net assets resulting from operations $(6,800,652) $(1,192,926) $15,046,713

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Semiannual Report 2023
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Six Months Ended
September 30,
2023
(Unaudited)
Year Ended
March 31,
2023
Six Months Ended
September 30,
2023
(Unaudited)
Year Ended
March 31,
2023
Operations
Net investment income $4,631,785 $3,852,559 $883,500 $1,646,971
Net realized loss (2,330,875) (5,655,999) (4,170,990) (3,257,629)
Net change in unrealized appreciation (depreciation) (9,101,562) (3,452,495) 2,094,564 (2,167,124)
Net decrease in net assets resulting from operations (6,800,652) (5,255,935) (1,192,926) (3,777,782)
Distributions to shareholders
Net investment income and net realized gains – (3,303,786) – (1,518,938)
Shareholder transactions
Proceeds from shares sold 284,361,334 92,721,707 – 10,348,737
Cost of shares redeemed – (5,525,974) (18,227,498) (37,269,368)
Net increase (decrease) in net assets resulting from shareholder transactions 284,361,334 87,195,733 (18,227,498) (26,920,631)
Increase (decrease) in net assets 277,560,682 78,636,012 (19,420,424) (32,217,351)
Net Assets:
Net assets at beginning of period 173,899,756 95,263,744 85,079,402 117,296,753
Net assets at end of period $451,460,438 $173,899,756 $65,658,978 $85,079,402
Capital stock activity
Shares outstanding, beginning of
period
6,450,000 3,100,000 4,150,000 5,500,000
Shares sold 10,050,000 3,550,000 – 500,000
Shares redeemed – (200,000) (900,000) (1,850,000)
Shares outstanding, end of
period
16,500,000 6,450,000 3,250,000 4,150,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2023 25
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2023
(Unaudited)
Year Ended
March 31,
2023
Operations
Net investment income $202,607 $183,471
Net realized gain (loss) (91,031) 5,003,401
Net change in unrealized appreciation (depreciation) 14,935,137 (6,738,200)
Net increase (decrease) in net assets resulting from operations 15,046,713 (1,551,328)
Distributions to shareholders
Net investment income and net realized gains – (7,435,118)
Shareholder transactions
Proceeds from shares sold 33,704,038 2,284,755
Cost of shares redeemed – –
Net increase in net assets resulting from shareholder transactions 33,704,038 2,284,755
Increase (decrease) in net assets 48,750,751 (6,701,691)
Net Assets:
Net assets at beginning of period 71,007,076 77,708,767
Net assets at end of period $119,757,827 $71,007,076
Capital stock activity
Shares outstanding, beginning of
period
1,600,000 1,550,000
Shares sold 650,000 50,000
Shares redeemed – –
Shares outstanding, end of
period
2,250,000 1,600,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Thematic Beta ETFs | Semiannual Report 2023
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
September 30, 2023
(Unaudited)
Year Ended March 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of
period
$26.96 $30.73 $31.65 $19.09 $25.40 $28.03
Income (loss) from investment
operations:
Net investment income 0.49 0.86 0.80 0.68 0.69 0.65
Net realized and unrealized gain (loss) (0.09) (4.01) (1.10) 12.37 (6.41) (2.51)
Total from investment operations 0.40 (3.15) (0.30) 13.05 (5.72) (1.86)
Less distributions to shareholders:
Net investment income – (0.62) (0.58) (0.49) (0.59) (0.62)
Net realized gains – – (0.04) – – (0.15)
Total distribution to shareholders – (0.62) (0.62) (0.49) (0.59) (0.77)
Net asset value, end of
period
$27.36 $26.96 $30.73 $31.65 $19.09 $25.40
Total Return at NAV 1.48% (10.15)% (0.96)% 68.56% (23.25)% (6.38)%
Total Return at Market 1.37% (9.43)% (1.94)% 69.09% (23.43)% (7.37)%
Ratios to average net assets:
Total gross expenses
(a)
0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16% 0.19%
(e)
0.47%
(f)
Total net expenses
(a)(g)
0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16% 0.19%
(e)
0.35%
(f)
Net Investment income 3.53% 3.28% 2.53% 2.61% 2.70% 2.54%
Supplemental data
Net assets, end of
period
(in thousands) $451,460 $173,900 $95,264 $30,070 $14,321 $11,431
Portfolio turnover 21% 19% 13% 19% 14% 24%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the period ended September 30, 2023 attributed to overdraft expense, which is outside the Unitary Fee
(as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Emerging Markets Consumer ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Semiannual Report 2023 27
Six Months Ended
September 30, 2023
(Unaudited)
Year Ended March 31,
2023 2022 2021 2020 2019
(a)(b)
Per share data
Net asset value, beginning of
period
$20.50 $21.33 $27.73 $19.65 $22.67 $26.34
Income (loss) from investment
operations:
Net investment income 0.25 0.35 0.33 0.29 0.27 0.25
Net realized and unrealized gain (loss) (0.55) (0.77) (6.47) 7.97 (2.90) (3.72)
Total from investment operations (0.30) (0.42) (6.14) 8.26 (2.63) (3.47)
Less distributions to shareholders:
Net investment income – (0.41) (0.26) (0.18) (0.39) (0.20)
Net asset value, end of
period
$20.20 $20.50 $21.33 $27.73 $19.65 $22.67
Total Return at NAV (1.46)% (1.93)% (22.22)% 42.02% (11.87)% (13.08)%
Total Return at Market (2.10)% (0.95)% (23.46)% 43.27% (11.95)% (13.90)%
Ratios to average net assets:
Total gross expenses
(c)
0.49%
(d)
0.49%
(e)
0.53%
(f)
0.59%
(g)
0.60%
(h)
0.61%
(i)
Total net expenses
(j)
0.49%
(d)
0.49%
(c)(e)
0.53%
(c)(f)
0.59%
(c)(g)
0.60%
(c)(h)
0.61%
(c)(i)
Net Investment income 2.44% 1.71% 1.28% 1.14% 1.20% 1.07%
Supplemental data
Net assets, end of
period
(in thousands) $65,659 $85,079 $117,297 $182,999 $174,921 $290,119
Portfolio turnover 23% 25% 31% 40% 37% 61%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) The total gross expense ratio includes less than 0.01% for the period ended September 30, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the period ended September 30, 2023.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2023.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(g) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(h) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(i) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(j) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Thematic Beta ETFs | Semiannual Report 2023
Six Months Ended
September 30, 2023
(Unaudited)
Year Ended March 31,
2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of
period
$44.38 $50.13 $50.85 $30.80 $42.08 $45.81
Income (loss) from investment
operations:
Net investment income 0.11 0.12 0.38 0.09 0.29 0.12
Net realized and unrealized gain (loss) 8.74 (1.07) 2.27 20.12 (11.45) (3.80)
Total from investment operations 8.85 (0.95) 2.65 20.21 (11.16) (3.68)
Less distributions to shareholders:
Net investment income – (0.11) (0.08) (0.16) (0.12) (0.05)
Net realized gains – (4.69) (3.29) – – –
Total distribution to shareholders – (4.80) (3.37) (0.16) (0.12) (0.05)
Net asset value, end of
period
$53.23 $44.38 $50.13 $50.85 $30.80 $42.08
Total Return at NAV 19.94% (2.38)% 5.22% 65.67% (26.60)% (8.03)%
Total Return at Market 19.19% (1.14)% 3.17% 69.58% (28.00)% (8.44)%
Ratios to average net assets:
Total gross expenses
(a)
0.78%
(b)
0.77%
(c)
0.77%
(d)
0.80%
(e)
0.81%
(f)
0.77%
(g)
Total net expenses
(a)(h)
0.75%
(b)
0.75%
(c)
0.75%
(d)
0.75%
(e)
0.81%
(f)
0.77%
(g)
Net Investment income 0.42% 0.24% 0.70% 0.22% 0.70% 0.26%
Supplemental data
Net assets, end of
period
(in thousands) $119,758 $71,007 $77,709 $91,532 $67,764 $130,436
Portfolio turnover 1% 22% 31% 16% 11% 15%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.03% for the period ended September 30, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense as the entire overdraft expense and tax expense was waived for the period ended September 30, 2023.
(c) The total gross expense ratio includes 0.02% for the year ended March 31, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2023.
(d) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(e) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(f) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(g) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 29
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia
Emerging Markets Consumer ETF may operate as a non-diversified Fund while the Dow Jones Emerging Markets
Consumer Titans™ Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 12.9% 15,390,560 77,063 78,178 1,870,842

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
30 Thematic Beta ETFs | Semiannual Report 2023
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 31
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
32 Thematic Beta ETFs | Semiannual Report 2023
that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
Columbia EM Core ex-China ETF 0.16
Columbia Emerging Markets Consumer ETF 0.49
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 33
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Emerging Markets Consumer ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at March 31,
2023 as arising on April 1, 2023.
Fund
Through
July 31, 2024
Columbia Emerging Markets Consumer ETF 0.49%
Columbia India Consumer ETF 0.75%
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 461,833,715 14,647,687 (23,887,938) (9,240,251)
Columbia Emerging Markets Consumer ETF 70,249,361 7,676,918 (12,080,094) (4,403,176)
Columbia India Consumer ETF 91,101,072 34,223,788 (1,220,114) 33,003,674
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($)
Columbia EM Core ex-China ETF 3,222,020 1,317,900 4,539,920
Columbia Emerging Markets Consumer ETF 5,070,768 217,209,795 222,280,563
Columbia India Consumer ETF - - -
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - -
Columbia Emerging Markets Consumer ETF - -
Columbia India Consumer ETF 684,530 -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
34 Thematic Beta ETFs | Semiannual Report 2023
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2023, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2023, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended September 30, 2023, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 266,192,452 56,258,110
Columbia Emerging Markets Consumer ETF 16,734,007 23,790,713
Columbia India Consumer ETF 34,336,209 762,379
Fund Contributions ($)
Columbia EM Core ex-China ETF 74,576,518
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 9,550,658 10,497,751 947,093
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 35
During the six months ended September 30, 2023, Columbia EM Core ex-China ETF, Columbia Emerging Markets
Consumer ETF and Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication services sector risk
Columbia Emerging Markets Consumer ETF is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Financial sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors.
Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
36 Thematic Beta ETFs | Semiannual Report 2023
risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Funds concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.
Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of
Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Funds may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region .
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India.
Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF are particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Funds have significant investments in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Funds’ performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 37
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
38 Thematic Beta ETFs | Semiannual Report 2023
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. For Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF, the decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Sector risk
At times, the Funds may have a significant portion of their assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Funds more vulnerable to unfavorable developments in that group of industries or economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Variable interest entity risk
Many Chinese companies to which Columbia Emerging Markets Consumer ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in
Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2023 (Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 39
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
40 Thematic Beta ETFs | Semiannual Report 2023
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer
ETF, and Columbia India Consumer ETF (the Funds). Under an investment management services agreement (the IMS
Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds in the
Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June
2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for each Fund for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the
IMS Agreement. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF so that total operating expenses (excluding certain fees and expenses, such as interest, infrequent and/or unusual expenses, and, for Columbia India
Consumer ETF only, acquired fund fees and expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Thematic Beta ETFs | Semiannual Report 2023 41
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as
BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of each Fund. The Board observed each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
42 Thematic Beta ETFs | Semiannual Report 2023
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the
Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS
Agreement.
Economies of scale
The Board considered that the IMS Agreement for each Fund provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement for each Fund. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement for each Fund were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

ADDITIONAL INFORMATION
Thematic Beta ETFs | Semiannual Report 2023 43
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
SAR279_03_N01_(11/23)
CET001924
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N -CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2023

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2023